Investment security (Details) ¥ in Thousands, $ in Thousands		12 Months Ended			20 Months Ended
	May 06, 2015 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2016 CNY (¥)
Investment security
Balance at the beginning of the year			¥ 135,952
Purchase on May 6, 2015				¥ 172,639
Recognition of unrealized loss			(68,309)	(46,480)
Foreign currency transaction adjustment, net of nil tax			11,655	9,793
Balance at the end of the year		$ 11,421	79,298	135,952	¥ 79,298
Foreign currency transaction adjustment, tax			0	¥ 0
Reclassification of unrealized loss of investment security into the statement of income		$ 16,533	114,789
IT'S SKIN
Investment security
Purchase on May 6, 2015	¥ 172,639
Percentage of equity stake acquired	2.00%
Other than temporary impairment					¥ 114,789
Reclassification of unrealized loss of investment security into the statement of income			¥ 114,789